SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the years ended June 30, 2015, 2016, and 2017 is as follows:

	Year ended June 30, 2015
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$213,252	193,274	110,030	14,823	531,379
Costs of revenue	119,520	97,503	93,452	6,502	316,977

Gross profit	$93,732	95,771	16,578	8,321	214,402

	Year ended June 30, 2016
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$182,901	240,310	95,277	25,837	544,325
Costs of revenue	113,314	131,043	82,900	11,342	338,599

Gross profit	$69,587	109,267	12,377	14,495	205,726

	Year ended June 30, 2017
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$172,667	155,732	103,544	-	431,943
Costs of revenue	106,583	86,128	98,761	-	291,472

Gross profit	$66,084	69,604	4,783	-	140,471

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2015	2016	2017

Revenues:
PRC	$410,644	$443,256	$326,713
Non-PRC	120,735	101,069	105,230

	$531,379	$544,325	$431,943

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
he following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2016	2017

Long-lived assets other than goodwill and acquired intangible assets
PRC	$100,454	$131,625
Non-PRC	13,079	12,029

	$113,533	$143,654